UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 28, 2017

GCF-QTLY-0417
1.797941.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.0%
Adient PLC (a)	46,286	$3,107
Automobiles - 1.3%
Tesla, Inc. (a)(b)	1,854,800	463,681
Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings, Inc. (a)	360,831	55,929
China Lodging Group Ltd. ADR	405,800	23,524
Chipotle Mexican Grill, Inc. (a)	284,600	119,173
Dave & Buster's Entertainment, Inc. (a)	403,622	23,083
Del Taco Restaurants, Inc. (a)	1,234,800	15,324
Domino's Pizza, Inc.	265,100	50,319
Dunkin' Brands Group, Inc.	252,640	13,898
Hyatt Hotels Corp. Class A (a)	173,540	8,910
Las Vegas Sands Corp.	860,700	45,574
Marriott International, Inc. Class A	125,300	10,900
McDonald's Corp.	1,099,900	140,402
Panera Bread Co. Class A (a)(b)	269,800	62,270
Papa John's International, Inc.	947,400	74,769
Shake Shack, Inc. Class A (a)(b)	791,500	28,359
Starbucks Corp.	4,559,900	259,322
U.S. Foods Holding Corp.	555,900	15,315
Wingstop, Inc. (b)	162,100	4,263
Yum China Holdings, Inc. (a)	2,402,400	63,880
Yum! Brands, Inc.	1,162,200	75,915
		1,091,129
Household Durables - 0.1%
Newell Brands, Inc.	215,154	10,549
Sony Corp. sponsored ADR	1,146,700	35,502
		46,051
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	1,979,201	1,672,504
Ctrip.com International Ltd. ADR (a)	1,264,400	59,983
Etsy, Inc. (a)	206,200	2,499
Expedia, Inc.	742,500	88,387
Groupon, Inc. (a)	9,096,300	38,477
JD.com, Inc. sponsored ADR (a)	3,247,200	99,267
Netflix, Inc. (a)	1,894,700	269,294
Priceline Group, Inc. (a)	125,768	216,840
The Honest Co., Inc. (a)(c)	39,835	1,190
TripAdvisor, Inc. (a)	117,600	4,877
Vipshop Holdings Ltd. ADR (a)	7,544,200	98,150
Wayfair LLC Class A (a)(b)	2,570,667	97,197
		2,648,665
Leisure Products - 0.1%
Callaway Golf Co.	2,382,600	24,088
NJOY, Inc. (a)(c)	17,666,069	0
		24,088
Media - 1.6%
Comcast Corp. Class A	9,935,400	371,783
Lions Gate Entertainment Corp.:
Class A	107,446	2,876
Class B (a)	107,446	2,684
The Walt Disney Co.	1,718,400	189,179
Twenty-First Century Fox, Inc. Class A	375,900	11,247
		577,769
Multiline Retail - 0.2%
Dollar General Corp.	236,100	17,240
Dollar Tree, Inc. (a)	552,800	42,389
Target Corp.	156,389	9,191
		68,820
Specialty Retail - 1.3%
AutoNation, Inc. (a)	268,800	12,338
CarMax, Inc. (a)(b)	296,921	19,163
DavidsTea, Inc. (a)(b)	912,400	6,067
Home Depot, Inc.	2,179,400	315,817
L Brands, Inc.	248,900	13,097
RH(a)(b)	2,002,949	60,970
TJX Companies, Inc.	358,400	28,116
		455,568
Textiles, Apparel & Luxury Goods - 5.6%
adidas AG	5,475,510	918,840
Aritzia LP (a)	1,504,900	17,993
Kate Spade & Co. (a)	1,748,015	41,708
lululemon athletica, Inc. (a)(d)	8,401,523	548,283
NIKE, Inc. Class B	2,967,200	169,605
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,190,540	235,921
Tory Burch LLC:
Class A unit(a)(c)(e)	950,844	52,991
Class B (a)(c)(e)	324,840	19,302
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	305,900	6,308
Class C (non-vtg.)	374,204	6,945
VF Corp.	443,900	23,283
		2,041,179

TOTAL CONSUMER DISCRETIONARY		7,420,057

CONSUMER STAPLES - 5.8%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	334,800	53,170
Dr. Pepper Snapple Group, Inc.	186,100	17,389
Monster Beverage Corp. (a)	8,246,018	341,715
PepsiCo, Inc.	1,050,640	115,970
The Coca-Cola Co.	5,715,500	239,822
		768,066
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,284,900	227,659
CVS Health Corp.	938,800	75,649
Drogasil SA (a)	2,947,473	55,602
Kroger Co.	549,050	17,460
Sprouts Farmers Market LLC (a)	172,500	3,184
Walgreens Boots Alliance, Inc.	622,100	53,737
Whole Foods Market, Inc.	816,400	25,039
		458,330
Food Products - 0.5%
Campbell Soup Co.	137,500	8,161
General Mills, Inc.	161,300	9,738
Kellogg Co.	111,400	8,251
Lamb Weston Holdings, Inc.	125,300	4,911
Mead Johnson Nutrition Co. Class A	38,500	3,380
Mondelez International, Inc.	632,600	27,784
The Hain Celestial Group, Inc. (a)	324,400	11,477
The Hershey Co.	275,600	29,861
The Kraft Heinz Co.	477,200	43,669
Tyson Foods, Inc. Class A	353,000	22,084
		169,316
Household Products - 0.3%
Church & Dwight Co., Inc.	857,500	42,738
Colgate-Palmolive Co.	447,400	32,651
Kimberly-Clark Corp.	263,900	34,980
Procter & Gamble Co.	165,400	15,063
		125,432
Personal Products - 0.7%
Coty, Inc. Class A	9,239,900	173,525
elf Beauty, Inc.(b)	97,400	2,698
Herbalife Ltd. (a)(b)	1,439,910	81,341
		257,564
Tobacco - 0.9%
Altria Group, Inc.	2,823,280	211,520
Philip Morris International, Inc.	565,180	61,802
Reynolds American, Inc.	936,626	57,668
		330,990

TOTAL CONSUMER STAPLES		2,109,698

ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	2,523,600	152,123
Halliburton Co.	507,100	27,110
Schlumberger Ltd.	189,400	15,220
U.S. Silica Holdings, Inc.	1,495,600	75,632
		270,085
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	469,400	30,347
Cabot Oil & Gas Corp.	1,354,100	29,655
Concho Resources, Inc. (a)	606,800	80,371
Continental Resources, Inc. (a)	664,100	30,017
EOG Resources, Inc.	1,442,600	139,918
Hess Corp.	249,300	12,824
Noble Energy, Inc.	1,104,111	40,201
PDC Energy, Inc. (a)	493,200	33,335
Pioneer Natural Resources Co.	600,907	111,751
Range Resources Corp.	1,012,300	27,960
Reliance Industries Ltd.	587,905	10,908
Valero Energy Corp.	226,300	15,377
		562,664

TOTAL ENERGY		832,749

FINANCIALS - 2.7%
Banks - 1.1%
Bank of America Corp.	1,140,500	28,148
Citigroup, Inc.	536,480	32,087
HDFC Bank Ltd. sponsored ADR	1,486,974	106,601
JPMorgan Chase & Co.	2,065,500	187,176
Signature Bank (a)	59,785	9,417
Wells Fargo & Co.	823,500	47,664
		411,093
Capital Markets - 1.5%
BlackRock, Inc. Class A	471,200	182,571
BM&F BOVESPA SA	5,757,397	34,777
Charles Schwab Corp.	7,194,675	290,737
RPI International Holdings LP (c)	130,847	17,203
		525,288
Consumer Finance - 0.1%
American Express Co.	237,348	19,002
Discover Financial Services	132,244	9,408
		28,410
Diversified Financial Services - 0.0%
Bioverativ, Inc. (a)	171,550	8,934

TOTAL FINANCIALS		973,725

HEALTH CARE - 18.4%
Biotechnology - 14.1%
AbbVie, Inc.	963,700	59,595
AbbVie, Inc. (f)	642,091	39,707
ACADIA Pharmaceuticals, Inc. (a)(d)	2,929,105	111,628
ACADIA Pharmaceuticals, Inc. (a)(b)(d)	3,751,894	142,985
Adaptimmune Therapeutics PLC sponsored ADR (a)	636,400	2,565
Adverum Biotechnologies, Inc. (a)	916,000	2,427
Agios Pharmaceuticals, Inc. (a)(b)	1,907,387	92,394
Aimmune Therapeutics, Inc. (a)	196,800	3,989
Alder Biopharmaceuticals, Inc. (a)(b)	418,500	9,563
Alexion Pharmaceuticals, Inc. (a)	1,607,160	210,940
Alkermes PLC (a)(d)	9,289,007	524,829
Alnylam Pharmaceuticals, Inc. (a)(b)(d)	4,517,303	233,274
Amgen, Inc.	1,786,400	315,353
AquaBounty Technologies, Inc.(a)(b)	7,660	109
Array BioPharma, Inc. (a)	5,855,270	67,336
aTyr Pharma, Inc. (a)(b)(d)	521,907	2,088
aTyr Pharma, Inc. (a)(d)(f)	1,469,144	5,877
BeiGene Ltd. ADR (b)	1,771,261	69,026
Biogen, Inc. (a)	362,500	104,618
bluebird bio, Inc. (a)(b)(d)	2,430,581	213,040
Celgene Corp. (a)	1,172,788	144,851
Celldex Therapeutics, Inc. (a)(b)	4,504,016	15,944
Cellectis SA sponsored ADR (a)	652,011	14,546
Chimerix, Inc. (a)(d)	2,488,157	14,133
Clovis Oncology, Inc. (a)(b)	167,100	9,660
Coherus BioSciences, Inc. (a)(b)	2,205,117	52,041
Corvus Pharmaceuticals, Inc.	306,600	4,409
CytomX Therapeutics, Inc. (a)	630,378	7,880
CytomX Therapeutics, Inc. (f)	794,033	9,925
Dicerna Pharmaceuticals, Inc. (a)	812,950	2,341
Editas Medicine, Inc.	1,174,382	29,277
Exelixis, Inc. (a)(d)	16,927,067	364,440
Fate Therapeutics, Inc. (a)(b)	1,556,406	6,677
Five Prime Therapeutics, Inc. (a)	1,135,134	52,069
Galapagos Genomics NV sponsored ADR (a)	1,044,923	73,719
Genocea Biosciences, Inc. (a)(b)	481,700	2,250
Gilead Sciences, Inc.	1,895,295	133,580
Global Blood Therapeutics, Inc. (a)	1,073,475	29,896
Heron Therapeutics, Inc. (a)(b)	1,688,143	24,140
Intellia Therapeutics, Inc.(a)(b)	1,283,700	18,331
Intercept Pharmaceuticals, Inc. (a)(b)	168,654	21,519
Intrexon Corp. (a)(b)	511,875	11,394
Ionis Pharmaceuticals, Inc.(a)(b)(d)	7,555,027	376,014
Ironwood Pharmaceuticals, Inc. Class A (a)	5,597,493	94,542
Lexicon Pharmaceuticals, Inc. (a)(b)(d)	6,363,448	109,326
Macrogenics, Inc. (a)	270,700	5,723
Merrimack Pharmaceuticals, Inc. (a)(b)(d)	6,972,621	21,406
Momenta Pharmaceuticals, Inc. (a)(d)	5,106,865	78,901
Opko Health, Inc. (a)	229,698	1,927
Protagonist Therapeutics, Inc.	445,600	6,176
Prothena Corp. PLC (a)(d)	2,012,498	118,033
Regeneron Pharmaceuticals, Inc. (a)	1,152,618	430,503
Regulus Therapeutics, Inc. (a)(d)	2,892,745	3,037
Rigel Pharmaceuticals, Inc. (a)(d)	9,549,616	23,397
Sage Therapeutics, Inc. (a)	1,859,021	125,298
Seattle Genetics, Inc. (a)(b)	3,225,736	211,770
Seres Therapeutics, Inc. (a)	1,226,911	11,876
Seres Therapeutics, Inc. (a)(f)	572,827	5,545
Spark Therapeutics, Inc. (a)(b)	327,588	20,894
Syros Pharmaceuticals, Inc.(b)	757,934	8,375
Syros Pharmaceuticals, Inc. (f)	938,008	10,365
TESARO, Inc. (a)	446,065	84,025
Ultragenyx Pharmaceutical, Inc. (a)	778,100	66,201
Versartis, Inc. (a)	548,294	11,980
Vertex Pharmaceuticals, Inc. (a)	311,967	28,270
		5,107,949
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	777,829	35,065
Align Technology, Inc. (a)	140,356	14,423
Danaher Corp.	1,409,800	120,608
DexCom, Inc. (a)	499,400	39,033
Entellus Medical, Inc. (a)	378,200	5,265
Genmark Diagnostics, Inc. (a)	1,244,653	14,089
Insulet Corp. (a)	1,922,748	83,755
Intuitive Surgical, Inc. (a)	119,093	87,772
Novocure Ltd. (a)(b)	1,171,800	8,906
Novocure Ltd. (f)	571,461	4,343
Penumbra, Inc. (a)	1,176,687	90,370
Presbia PLC (a)(d)	1,099,029	3,583
Presbia PLC rights 3/8/17(a)	1,113,029	289
		507,501
Health Care Providers & Services - 0.8%
Apollo Hospitals Enterprise Ltd.	720,000	14,046
Cardinal Health, Inc.	550,200	44,770
Express Scripts Holding Co. (a)	299,703	21,174
Humana, Inc.	44,700	9,443
McKesson Corp.	440,100	66,072
UnitedHealth Group, Inc.	833,200	137,795
		293,300
Health Care Technology - 0.3%
athenahealth, Inc. (a)	703,600	82,976
Castlight Health, Inc. Class B (a)(b)	2,247,694	7,979
Cerner Corp. (a)	191,400	10,535
		101,490
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	58,738	9,833
Pharmaceuticals - 1.8%
Adimab LLC unit (a)(c)(e)	3,162,765	78,184
Allergan PLC	295,338	72,305
Avexis, Inc.	960,741	58,913
Bristol-Myers Squibb Co.	2,741,600	155,476
Castle Creek Pharmaceuticals, LLC Class A-2 unit(c)(e)	46,864	15,465
Endocyte, Inc. (a)(b)	1,706,015	3,497
Intra-Cellular Therapies, Inc. (a)(b)(d)	3,172,099	41,396
Jazz Pharmaceuticals PLC (a)	419,600	55,647
Jounce Therapeutics, Inc.	521,400	10,564
Kolltan Pharmaceuticals, Inc. rights(a)	7,940,644	1,429
Mylan N.V. (a)	109,400	4,578
Stemcentrx, Inc. rights 12/31/21	2,065,715	5,846
Teva Pharmaceutical Industries Ltd. sponsored ADR	207,800	7,277
The Medicines Company (a)(b)	2,175,678	114,049
Theravance Biopharma, Inc. (a)	290,200	8,886
		633,512

TOTAL HEALTH CARE		6,653,585

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	522,200	139,208
Northrop Grumman Corp.	68,921	17,030
Space Exploration Technologies Corp. Class A (a)(c)	356,922	37,477
The Boeing Co.	585,100	105,453
		299,168
Air Freight & Logistics - 0.4%
FedEx Corp.	98,700	19,047
United Parcel Service, Inc. Class B	1,066,500	112,793
		131,840
Airlines - 2.5%
Allegiant Travel Co.	360,100	62,693
Delta Air Lines, Inc.	1,300,500	64,934
InterGlobe Aviation Ltd. (a)	632,349	8,121
JetBlue Airways Corp. (a)	9,233,423	184,299
Ryanair Holdings PLC sponsored ADR (a)	511,752	41,836
Southwest Airlines Co.	2,946,815	170,326
Spirit Airlines, Inc. (a)	2,130,560	111,237
United Continental Holdings, Inc. (a)	2,421,200	179,387
Wheels Up Partners Holdings LLC Series B unit (a)(c)(e)	6,703,518	18,167
Wizz Air Holdings PLC (a)	2,853,890	59,174
		900,174
Building Products - 0.1%
Johnson Controls International PLC	464,966	19,501
Electrical Equipment - 0.3%
AMETEK, Inc.	70,900	3,826
Eaton Corp. PLC	470,600	33,874
Emerson Electric Co.	423,200	25,434
Fortive Corp.	705,100	40,649
		103,783
Industrial Conglomerates - 0.9%
3M Co.	938,100	174,815
Honeywell International, Inc.	1,201,600	149,599
		324,414
Machinery - 1.2%
Caterpillar, Inc.	2,713,200	262,258
Cummins, Inc.	215,600	32,014
Deere & Co.	356,100	38,989
Illinois Tool Works, Inc.	329,000	43,431
Wabtec Corp.	225,200	18,043
Xylem, Inc.	707,400	34,040
		428,775
Road & Rail - 0.2%
Union Pacific Corp.	840,400	90,713
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	1,123,100	36,164

TOTAL INDUSTRIALS		2,334,532

INFORMATION TECHNOLOGY - 38.7%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	63,500	7,556
Infinera Corp. (a)(d)	11,664,028	126,555
Palo Alto Networks, Inc. (a)	80,100	12,167
		146,278
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	120,700	8,989
Trimble, Inc. (a)	1,563,800	48,525
		57,514
Internet Software & Services - 10.8%
Actua Corp. (a)(d)	2,960,421	40,558
Akamai Technologies, Inc. (a)	242,200	15,162
Alibaba Group Holding Ltd. sponsored ADR (a)	1,310,800	134,881
Alphabet, Inc.:
Class A (a)	1,597,878	1,350,095
Class C (a)	855,183	703,995
Apptio, Inc.	881,266	10,875
Apptio, Inc. Class A	468,900	6,091
Baidu.com, Inc. sponsored ADR (a)	20,998	3,656
Criteo SA sponsored ADR (a)(b)	349,940	16,440
Dropbox, Inc. (a)(c)	1,105,082	12,322
eBay, Inc. (a)	2,886,000	97,835
Facebook, Inc. Class A (a)	8,267,591	1,120,589
GoDaddy, Inc. (a)	415,800	15,322
NAVER Corp.	9,827	6,722
New Relic, Inc. (a)	482,079	16,960
Nutanix, Inc.:
Class A(a)(b)	895,700	26,862
Class B	1,151,309	32,801
Shopify, Inc. Class A (a)	3,669,910	217,295
Tencent Holdings Ltd.	734,900	19,502
Twitter, Inc. (a)	39,590	624
Wix.com Ltd. (a)	969,600	60,406
		3,908,993
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	979,632	58,063
IBM Corp.	263,000	47,293
MasterCard, Inc. Class A	2,639,600	291,570
PayPal Holdings, Inc. (a)	3,270,700	137,369
Visa, Inc. Class A	4,701,105	413,415
		947,710
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	4,305,100	62,252
Applied Materials, Inc.	208,200	7,541
ASML Holding NV	369,893	45,012
Broadcom Ltd.	643,302	135,692
Cavium, Inc. (a)	2,576,380	168,779
Cirrus Logic, Inc. (a)	2,430,867	131,461
Cree, Inc. (a)	3,611,671	98,021
Intel Corp.	364,100	13,180
KLA-Tencor Corp.	267,700	24,125
M/A-COM Technology Solutions Holdings, Inc. (a)	468,801	21,607
Mellanox Technologies Ltd. (a)	232,489	11,252
Micron Technology, Inc. (a)	973,600	22,821
NVIDIA Corp.	23,498,251	2,384,597
NXP Semiconductors NV (a)	212,700	21,868
Qorvo, Inc. (a)	250,100	16,532
Rambus, Inc. (a)	1,441,500	18,105
Silicon Laboratories, Inc. (a)(d)	3,058,973	206,481
Skyworks Solutions, Inc.	135,631	12,859
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,348,000	42,422
Texas Instruments, Inc.	2,116,000	162,128
		3,606,735
Software - 9.1%
Activision Blizzard, Inc.	7,102,297	320,527
Adobe Systems, Inc. (a)	1,063,436	125,847
Appirio, Inc. (Escrow)	389,363	102
Atlassian Corp. PLC (a)	217,100	6,174
Autodesk, Inc. (a)	665,600	57,441
CyberArk Software Ltd. (a)	1,240,200	62,729
Electronic Arts, Inc. (a)	2,125,552	183,860
HubSpot, Inc. (a)	1,685,954	100,314
Intuit, Inc.	512,100	64,238
Microsoft Corp.	11,729,017	750,423
Oracle Corp.	1,073,500	45,720
Paylocity Holding Corp. (a)	189,100	6,668
Proofpoint, Inc. (a)(b)	441,100	34,745
Red Hat, Inc. (a)	4,148,586	343,544
Salesforce.com, Inc. (a)	13,397,312	1,089,871
ServiceNow, Inc. (a)	497,300	43,225
Snap, Inc. Class A (a)	1,985,264	30,375
Zendesk, Inc. (a)	1,531,500	41,703
		3,307,506
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	14,107,948	1,932,648
Pure Storage, Inc. Class A (a)	4,144,919	47,252
Samsung Electronics Co. Ltd.	17,329	29,360
Western Digital Corp.	101,413	7,797
		2,017,057

TOTAL INFORMATION TECHNOLOGY		13,991,793

MATERIALS - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,138,925	35,785
E.I. du Pont de Nemours & Co.	1,330,200	104,474
LyondellBasell Industries NV Class A	139,200	12,701
Monsanto Co.	827,971	94,248
Praxair, Inc.	198,000	23,505
The Dow Chemical Co.	1,303,500	81,156
The Mosaic Co.	285,300	8,899
The Scotts Miracle-Gro Co. Class A	1,513,761	137,192
		497,960
Construction Materials - 0.0%
Eagle Materials, Inc.	55,700	5,777

TOTAL MATERIALS		503,737

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	702,300	80,617
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	1,080,000	53,600
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,922,600	182,750

TOTAL TELECOMMUNICATION SERVICES		236,350

TOTAL COMMON STOCKS
(Cost $18,581,361)		35,136,843

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred unit(c)(e)	56,343	7,719
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(c)	17,901,305	32,222
Series G, 8.00% (a)(c)	2,750,007	4,950
Series H (a)(c)	823,979	1,483
		38,655
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	92,950	2,854
Series D (a)(c)	69,363	2,253
		5,107
Media - 0.0%
Turn, Inc. Series E (a)(c)	984,774	7,009
TOTAL CONSUMER DISCRETIONARY		58,490
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(c)	750,363	11,263
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. Series B(c)	3,188,856	8,961
UNITY Biotechnology, Inc. Series B(c)	2,214,616	8,194
		17,155
HEALTH CARE - 0.9%
Biotechnology - 0.8%
10X Genomics, Inc. Series C (c)	2,105,333	8,274
Immunocore Ltd. Series A (a)(c)	67,323	17,953
Intarcia Therapeutics, Inc.:
Series CC (a)(c)	1,051,411	63,085
Series DD (a)(c)	1,543,687	92,621
Moderna Therapeutics, Inc.:
Series D (c)	4,688,230	41,163
Series E (c)	5,651,170	49,617
Series F (c)	140,212	1,231
RaNA Therapeutics LLC:
Series B (a)(c)	4,408,601	8,729
Series C (c)	1,959,621	3,880
		286,553
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	2,790,742	17,925
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)	589,863	1,557
Series B (a)(c)	1,917,058	5,061
		6,618
TOTAL HEALTH CARE		311,096
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	216,276	22,709
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	2,990,903	19,813
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	5,833,137	46,315
TOTAL INDUSTRIALS		88,837
INFORMATION TECHNOLOGY - 1.1%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	7,578,338	2,489
Starry, Inc. Series B (c)	9,869,159	5,339
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	4,770,180	232,652
Series E, 8.00% (a)(c)	209,216	10,204
		250,684
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	923,523	26,458
Software - 0.3%
Appirio, Inc. Series E (Escrow)	2,725,544	693
Cloudera, Inc. Series F (a)(c)	529,285	16,194
Cloudflare, Inc. Series D 8.00% (a)(c)	1,429,726	7,706
Dataminr, Inc. Series D (a)(c)	1,773,901	12,704
MongoDB, Inc. Series F, 8.00% (a)(c)	1,913,404	16,950
Snap, Inc. Series F (a)(c)	1,985,264	30,375
Taboola.Com Ltd. Series E (a)(c)	1,337,420	18,797
		103,419
TOTAL INFORMATION TECHNOLOGY		380,561
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)	699,106	3,216

TOTAL CONVERTIBLE PREFERRED STOCKS		870,618

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(c)(e)	619,048	0
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,858,500	23,627
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (c)	464,607	3,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		27,214

TOTAL PREFERRED STOCKS
(Cost $625,149)		897,832
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(c)
(Cost $306)	306	590
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.60% (g)	41,072,471	41,081
Fidelity Securities Lending Cash Central Fund 0.62% (g)(h)	442,293,965	442,382
TOTAL MONEY MARKET FUNDS
(Cost $483,394)		483,463
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $19,690,210)		36,518,728
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(350,340)
NET ASSETS - 100%		$36,168,388

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,126,403,000 or 3.1% of net assets.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,762,000 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16	$9,428
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
AppNexus, Inc. Series E	8/1/14	$18,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D 8.00%	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
MOD Super Fast Pizza Holdings LLC Series 3 Preferred unit	11/3/16	$7,719
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16	$8,961
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
RaNA Therapeutics LLC Series B	7/17/15	$4,761
RaNA Therapeutics LLC Series C	12/22/16	$3,880
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Snap, Inc. Series F	3/25/15 - 2/12/16	$30,494
Space Exploration Technologies Corp. Class A	10/16/15	$31,766
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC Class A unit	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. Series E	12/30/13	$8,213
Turn, Inc. 1.48% 3/2/23	3/2/16	$306
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
UNITY Biotechnology, Inc. Series B	10/14/16	$9,102
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$104
Fidelity Securities Lending Cash Central Fund	1,782
Total	$1,886

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$79,057	$--	$--	$--	$111,628
ACADIA Pharmaceuticals, Inc.	108,950	118	8,813	--	142,985
Actua Corp.	43,200	--	3,216	--	40,558
Alkermes PLC	564,496	3,781	39,456	--	524,829
Alnylam Pharmaceuticals, Inc.	211,633	1,608	13,714	--	233,274
Applied Micro Circuits Corp.	53,082	--	51,460	--	--
Apptio, Inc.	15,712	--	--	--	--
Apptio, Inc. Class A	8,213	1,307	529	--	--
aTyr Pharma, Inc.	1,743	--	97	--	2,088
aTyr Pharma, Inc.	4,554	--	--	--	5,877
bluebird bio, Inc.	146,921	13,950	12,121	--	213,040
Chimerix, Inc.	14,256	--	2,203	--	14,133
Exelixis, Inc.	308,449	--	21,812	--	364,440
HubSpot, Inc.	100,001	1,838	6,331	--	--
Infinera Corp.	106,776	--	8,188	--	126,555
Intra-Cellular Therapies, Inc.	47,622	--	3,628	--	41,396
Ionis Pharmaceuticals, Inc.	354,387	1,750	27,546	--	376,014
Lexicon Pharmaceuticals, Inc.	103,734	588	6,996	--	109,326
lululemon athletica, Inc.	512,051	4,049	42,424	--	548,283
Merrimack Pharmaceuticals, Inc.	41,377	--	2,069	--	21,406
Momenta Pharmaceuticals, Inc.	76,442	1,496	6,149	--	78,901
Nutanix, Inc. Class A	30,867	--	1,942	--	--
Nutanix, Inc. Class B	33,158	--	--	--	--
NVIDIA Corp.	2,768,858	--	694,024	3,310	--
Presbia PLC	5,184	--	291	--	3,583
Prothena Corp. PLC	126,623	1,119	7,672	--	118,033
Regulus Therapeutics, Inc.	7,632	--	469	--	3,037
RH	77,545	196	4,569	--	--
Rigel Pharmaceuticals, Inc.	21,349	4,022	1,484	--	23,397
Sage Therapeutics, Inc.	100,093	280	7,279	--	--
Silicon Laboratories, Inc.	215,457	3,009	15,554	--	206,481
Syros Pharmaceuticals, Inc.	11,084	--	702	--	--
Syros Pharmaceuticals, Inc.	12,101	--	--	--	--
Wizz Air Holdings PLC	64,452	--	4,767	--	--
Total	$6,377,059	$39,111	$995,505	$3,310	$3,309,264

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,478,547	$7,346,574	$--	$131,973
Consumer Staples	2,120,961	2,054,096	55,602	11,263
Energy	832,749	832,749	--	--
Financials	1,014,507	921,745	58,404	34,358
Health Care	6,968,268	6,443,046	109,615	415,607
Industrials	2,423,369	2,278,888	--	144,481
Information Technology	14,372,354	13,885,816	123,928	362,610
Materials	503,737	503,737	--	--
Real Estate	80,617	80,617	--	--
Telecommunication Services	239,566	236,350	--	3,216
Corporate Bonds	590	--	--	590
Money Market Funds	483,463	483,463	--	--
Total Investments in Securities:	$36,518,728	$35,067,081	$347,549	$1,104,098

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$188,213
Level 2 to Level 1	$836,379

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Health Care
Beginning Balance	$402,671
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	8,926
Cost of Purchases	4,010
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$415,607
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$8,926
Information Technology
Beginning Balance	$415,705
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	2,581
Cost of Purchases	5,348
Proceeds of Sales	(37)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(60,987)
Ending Balance	$362,610
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$2,581
Other Investments in Securities
Beginning Balance	$321,219
Net Realized Gain (Loss) on Investment Securities	(3,860)
Net Unrealized Gain (Loss) on Investment Securities	(3,667)
Cost of Purchases	12,189
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$325,881
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$(3,667)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$590	Market approach	Conversion factor	2.0	Increase
Equities	$1,103,508	Discounted cash flow	Discount rate	8.0% - 14.4% / 11.6%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 19.5%	Decrease
			Probability rate	6.3% - 68.9% / 7.4%	Increase
		Market approach	Discount rate	3.0% - 50.0% / 18.2%	Decrease
			Transaction price	$0.54 - $330.00 / $50.19	Increase
			Premium rate	8.0% - 169.0% / 66.0%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.5%	Decrease
			Proxy discount	12.0%	Decrease
			Proxy premium	21.5% - 21.8% / 21.8%	Increase
			Tender price	$105.00	Increase
			Projected royalty	3.5%	Increase
		Market comparable	Price/Earnings multiple (P/E)	10.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 16.7 / 5.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.3%	Increase
			Liquidity preference	$6.75 - $68.25 / $58.73	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $19,715,439,000. Net unrealized appreciation aggregated $16,803,289,000 of which $18,172,357,000 related to appreciated investment securities and $1,369,068,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

February 28, 2017

XS7-QTLY-0417
1.968012.103

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.0%
Adient PLC (a)	16,899	$1,134,430
Automobiles - 1.3%
Tesla, Inc. (a)	558,500	139,619,415
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc. (a)	110,900	17,189,500
China Lodging Group Ltd. ADR	126,600	7,339,002
Chipotle Mexican Grill, Inc. (a)	89,200	37,351,608
Dave & Buster's Entertainment, Inc. (a)	129,500	7,406,105
Del Taco Restaurants, Inc. (a)	375,400	4,658,714
Domino's Pizza, Inc.	82,800	15,716,268
Dunkin' Brands Group, Inc.	80,800	4,444,808
Hyatt Hotels Corp. Class A (a)	57,100	2,931,514
Las Vegas Sands Corp.	270,500	14,322,975
Marriott International, Inc. Class A	37,900	3,296,921
McDonald's Corp.	333,600	42,584,040
Panera Bread Co. Class A (a)(b)	84,200	19,433,360
Papa John's International, Inc.	296,400	23,391,888
Shake Shack, Inc. Class A (a)(b)	245,000	8,778,350
Starbucks Corp.	1,378,700	78,406,669
U.S. Foods Holding Corp.	170,100	4,686,255
Wingstop, Inc.	50,000	1,315,000
Yum China Holdings, Inc. (a)	742,000	19,729,780
Yum! Brands, Inc.	361,200	23,593,584
		336,576,341
Household Durables - 0.1%
Newell Brands, Inc.	70,398	3,451,614
Sony Corp. sponsored ADR	369,600	11,442,816
		14,894,430
Internet & Direct Marketing Retail - 7.4%
Amazon.com, Inc. (a)	600,099	507,107,659
Ctrip.com International Ltd. ADR (a)	399,300	18,942,792
Etsy, Inc. (a)	68,700	832,644
Expedia, Inc.	229,800	27,355,392
Groupon, Inc. (a)	2,948,100	12,470,463
JD.com, Inc. sponsored ADR (a)	1,010,300	30,884,871
Netflix, Inc. (a)	574,700	81,682,111
Priceline Group, Inc. (a)	38,100	65,689,353
The Honest Co., Inc. (a)(c)	9,496	283,778
TripAdvisor, Inc. (a)	39,600	1,642,212
Vipshop Holdings Ltd. ADR (a)	2,351,000	30,586,510
Wayfair LLC Class A (a)(b)	807,201	30,520,270
		807,998,055
Leisure Products - 0.1%
Callaway Golf Co.	740,900	7,490,499
NJOY, Inc. (a)(c)	881,087	9
		7,490,508
Media - 1.6%
Comcast Corp. Class A	2,997,000	112,147,740
Lions Gate Entertainment Corp.:
Class A	37,100	993,167
Class B (a)	37,100	926,758
The Walt Disney Co.	520,100	57,257,809
Twenty-First Century Fox, Inc. Class A	118,300	3,539,536
		174,865,010
Multiline Retail - 0.2%
Dollar General Corp.	72,300	5,279,346
Dollar Tree, Inc. (a)	174,400	13,372,992
Target Corp.	49,500	2,909,115
		21,561,453
Specialty Retail - 1.3%
AutoNation, Inc. (a)	86,300	3,961,170
CarMax, Inc. (a)(b)	90,548	5,843,968
DavidsTea, Inc. (a)(b)	303,200	2,016,280
Home Depot, Inc.	659,700	95,597,127
L Brands, Inc.	73,600	3,872,832
RH (a)	646,544	19,680,799
TJX Companies, Inc.	106,900	8,386,305
		139,358,481
Textiles, Apparel & Luxury Goods - 5.6%
adidas AG	1,655,751	277,849,852
Aritzia LP (a)	476,700	5,699,440
Kate Spade & Co. (a)	542,734	12,949,633
lululemon athletica, Inc. (a)	2,602,783	169,857,619
NIKE, Inc. Class B	897,700	51,312,532
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,931,700	75,256,739
Tory Burch LLC unit (a)(c)(d)	248,840	13,867,853
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	94,600	1,950,652
Class C (non-vtg.)	119,859	2,224,583
VF Corp.	139,200	7,301,040
		618,269,943

TOTAL CONSUMER DISCRETIONARY		2,261,768,066

CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	105,400	16,738,574
Dr. Pepper Snapple Group, Inc.	56,800	5,307,392
Monster Beverage Corp. (a)	2,498,000	103,517,120
PepsiCo, Inc.	325,200	35,895,576
The Coca-Cola Co.	1,732,700	72,704,092
		234,162,754
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	389,400	68,993,892
CVS Health Corp.	292,800	23,593,824
Drogasil SA (a)	850,800	16,049,846
Kroger Co.	174,900	5,561,820
Sprouts Farmers Market LLC (a)	56,100	1,035,606
Walgreens Boots Alliance, Inc.	193,400	16,705,892
Whole Foods Market, Inc.	255,400	7,833,118
		139,773,998
Food Products - 0.5%
Campbell Soup Co.	44,900	2,664,815
General Mills, Inc.	50,400	3,042,648
Kellogg Co.	33,800	2,503,566
Lamb Weston Holdings, Inc.	37,900	1,485,301
Mead Johnson Nutrition Co. Class A	12,200	1,071,038
Mondelez International, Inc.	199,600	8,766,432
The Hain Celestial Group, Inc. (a)	104,000	3,679,520
The Hershey Co.	85,700	9,285,595
The Kraft Heinz Co.	151,400	13,854,614
Tyson Foods, Inc. Class A	108,400	6,781,504
		53,135,033
Household Products - 0.4%
Church & Dwight Co., Inc.	266,000	13,257,440
Colgate-Palmolive Co.	134,500	9,815,810
Kimberly-Clark Corp.	82,000	10,869,100
Procter & Gamble Co.	52,800	4,808,496
		38,750,846
Personal Products - 0.7%
Coty, Inc. Class A	2,797,100	52,529,538
elf Beauty, Inc. (b)	29,400	814,380
Herbalife Ltd. (a)	444,900	25,132,401
		78,476,319
Tobacco - 0.9%
Altria Group, Inc.	855,900	64,124,028
Philip Morris International, Inc.	176,400	19,289,340
Reynolds American, Inc.	294,482	18,131,257
		101,544,625

TOTAL CONSUMER STAPLES		645,843,575

ENERGY - 2.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	763,100	45,999,668
Halliburton Co.	152,500	8,152,650
Schlumberger Ltd.	59,800	4,805,528
U.S. Silica Holdings, Inc.	463,500	23,439,195
		82,397,041
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	136,000	8,792,400
Cabot Oil & Gas Corp.	404,900	8,867,310
Concho Resources, Inc. (a)	187,900	24,887,355
Continental Resources, Inc. (a)	200,300	9,053,560
EOG Resources, Inc.	438,100	42,491,319
Hess Corp.	74,900	3,852,856
Noble Energy, Inc.	348,400	12,685,244
PDC Energy, Inc. (a)	148,838	10,059,960
Pioneer Natural Resources Co.	186,293	34,644,909
Range Resources Corp.	318,700	8,802,494
Reliance Industries Ltd.	177,612	3,295,504
Valero Energy Corp.	72,500	4,926,375
		172,359,286

TOTAL ENERGY		254,756,327

FINANCIALS - 2.7%
Banks - 1.1%
Bank of America Corp.	347,800	8,583,704
Citigroup, Inc.	162,000	9,689,220
HDFC Bank Ltd. sponsored ADR	459,911	32,971,020
JPMorgan Chase & Co.	618,900	56,084,718
Signature Bank (a)	19,900	3,134,449
Wells Fargo & Co.	260,600	15,083,528
		125,546,639
Capital Markets - 1.5%
BlackRock, Inc. Class A	142,500	55,213,050
BM&F BOVESPA SA	1,756,800	10,611,817
Charles Schwab Corp.	2,178,800	88,045,308
RPI International Holdings LP (c)	35,220	4,630,550
		158,500,725
Consumer Finance - 0.1%
American Express Co.	74,900	5,996,494
Discover Financial Services	43,658	3,105,830
		9,102,324
Diversified Financial Services - 0.0%
Bioverativ, Inc. (a)	53,550	2,788,884

TOTAL FINANCIALS		295,938,572

HEALTH CARE - 18.4%
Biotechnology - 14.1%
AbbVie, Inc.	301,700	18,657,128
AbbVie, Inc. (e)	176,584	10,919,955
ACADIA Pharmaceuticals, Inc. (a)	1,186,674	45,224,146
Adaptimmune Therapeutics PLC sponsored ADR (a)	207,000	834,210
Adverum Biotechnologies, Inc. (a)	293,300	777,245
Agios Pharmaceuticals, Inc. (a)(b)	598,928	29,012,072
Aimmune Therapeutics, Inc. (a)	65,500	1,327,685
Alder Biopharmaceuticals, Inc. (a)	143,700	3,283,545
Alexion Pharmaceuticals, Inc. (a)	488,300	64,089,375
Alkermes PLC (a)	2,875,059	162,440,834
Alnylam Pharmaceuticals, Inc. (a)(b)	1,382,853	71,410,529
Amgen, Inc.	540,100	95,343,853
AquaBounty Technologies, Inc. (a)	2,578	36,659
Array BioPharma, Inc. (a)	1,920,000	22,080,000
aTyr Pharma, Inc. (a)	166,974	667,896
BeiGene Ltd. ADR (b)	546,398	21,293,130
Biogen, Inc. (a)	113,200	32,669,520
bluebird bio, Inc. (a)(b)	761,281	66,726,280
Celgene Corp. (a)	355,000	43,846,050
Celldex Therapeutics, Inc. (a)	1,384,443	4,900,928
Cellectis SA sponsored ADR (a)	215,400	4,805,574
Chimerix, Inc. (a)	749,031	4,254,496
Clovis Oncology, Inc. (a)	50,700	2,930,967
Coherus BioSciences, Inc. (a)	698,500	16,484,600
Corvus Pharmaceuticals, Inc.	102,900	1,479,702
CytomX Therapeutics, Inc. (a)	203,638	2,545,475
CytomX Therapeutics, Inc. (e)	207,739	2,596,738
Dicerna Pharmaceuticals, Inc. (a)	263,028	757,521
Editas Medicine, Inc.	368,662	9,190,744
Exelixis, Inc. (a)	5,220,884	112,405,633
Fate Therapeutics, Inc. (a)	222,273	953,551
Five Prime Therapeutics, Inc. (a)	346,900	15,912,303
Galapagos Genomics NV sponsored ADR (a)	350,334	24,716,064
Genocea Biosciences, Inc. (a)	148,100	691,627
Gilead Sciences, Inc.	586,000	41,301,280
Global Blood Therapeutics, Inc. (a)	332,500	9,260,125
Heron Therapeutics, Inc. (a)	529,551	7,572,579
Intellia Therapeutics, Inc. (a)	391,238	5,586,879
Intercept Pharmaceuticals, Inc. (a)	54,200	6,915,378
Intrexon Corp.	172,300	3,835,398
Ionis Pharmaceuticals, Inc. (a)(b)	2,328,082	115,868,641
Ironwood Pharmaceuticals, Inc. Class A	1,769,456	29,886,112
Lexicon Pharmaceuticals, Inc. (a)	1,965,377	33,765,766
Macrogenics, Inc. (a)	83,900	1,773,646
Merrimack Pharmaceuticals, Inc. (a)(b)	2,131,600	6,544,012
Momenta Pharmaceuticals, Inc. (a)	1,591,095	24,582,418
Opko Health, Inc. (a)(b)	77,074	646,651
Protagonist Therapeutics, Inc.	140,900	1,952,874
Prothena Corp. PLC (a)	632,116	37,073,603
Regeneron Pharmaceuticals, Inc. (a)	342,000	127,737,000
Regulus Therapeutics, Inc. (a)	922,740	968,877
Rigel Pharmaceuticals, Inc. (a)	3,042,412	7,453,909
Sage Therapeutics, Inc. (a)	561,026	37,813,152
Seattle Genetics, Inc. (a)	977,617	64,180,556
Seres Therapeutics, Inc. (a)	395,592	3,829,331
Seres Therapeutics, Inc. (a)(e)	142,139	1,375,906
Spark Therapeutics, Inc. (a)	105,200	6,709,656
Syros Pharmaceuticals, Inc.	237,460	2,623,933
Syros Pharmaceuticals, Inc. (e)	301,001	3,326,061
TESARO, Inc. (a)	139,000	26,183,430
Ultragenyx Pharmaceutical, Inc. (a)	241,300	20,529,804
Versartis, Inc. (a)	165,833	3,623,451
Vertex Pharmaceuticals, Inc. (a)	100,200	9,080,124
		1,537,266,587
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	233,421	10,522,619
Align Technology, Inc. (a)	46,334	4,761,282
Danaher Corp.	437,500	37,428,125
DexCom, Inc. (a)	160,100	12,513,416
Entellus Medical, Inc. (a)	128,800	1,792,896
Genmark Diagnostics, Inc. (a)	436,900	4,945,708
Insulet Corp. (a)	596,920	26,001,835
Intuitive Surgical, Inc. (a)	36,807	27,126,759
Novocure Ltd. (a)(b)	428,400	3,255,840
Novocure Ltd. (e)	149,451	1,135,828
Penumbra, Inc. (a)	376,976	28,951,757
Presbia PLC (a)	349,774	1,140,263
Presbia PLC rights 3/8/17 (a)	349,774	90,941
		159,667,269
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	176,200	14,337,394
Express Scripts Holding Co. (a)	94,700	6,690,555
Humana, Inc.	13,200	2,788,500
McKesson Corp.	135,900	20,402,667
UnitedHealth Group, Inc.	253,400	41,907,292
		86,126,408
Health Care Technology - 0.3%
athenahealth, Inc. (a)	232,800	27,454,104
Castlight Health, Inc. Class B (a)(b)	758,900	2,694,095
Cerner Corp. (a)	61,900	3,406,976
		33,555,175
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	18,862	3,157,499
Pharmaceuticals - 1.7%
Adimab LLC unit (a)(c)(d)	762,787	18,856,095
Allergan PLC	92,193	22,570,690
Avexis, Inc.	307,600	18,862,032
Bristol-Myers Squibb Co.	830,800	47,114,668
Castle Creek Pharmaceuticals, LLC Class A-2 (c)(d)	13,511	4,458,630
Endocyte, Inc. (a)(b)	578,500	1,185,925
Intra-Cellular Therapies, Inc. (a)(b)	967,598	12,627,154
Jazz Pharmaceuticals PLC (a)	135,500	17,970,010
Jounce Therapeutics, Inc.	159,300	3,227,418
Kolltan Pharmaceuticals, Inc. rights (a)	1,692,030	304,565
Mylan N.V. (a)	36,900	1,544,265
Stemcentrx, Inc. rights 12/31/21	568,100	1,607,723
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,100	2,174,742
The Medicines Company (a)(b)	660,323	34,614,132
Theravance Biopharma, Inc. (a)	92,900	2,844,598
		189,962,647

TOTAL HEALTH CARE		2,009,735,585

INDUSTRIALS - 6.5%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	158,500	42,252,930
Northrop Grumman Corp.	20,700	5,114,763
Space Exploration Technologies Corp. Class A (a)(c)	98,001	10,290,105
The Boeing Co.	182,300	32,855,929
		90,513,727
Air Freight & Logistics - 0.4%
FedEx Corp.	30,100	5,808,698
United Parcel Service, Inc. Class B	330,200	34,921,952
		40,730,650
Airlines - 2.5%
Allegiant Travel Co.	113,200	19,708,120
Delta Air Lines, Inc.	400,900	20,016,937
InterGlobe Aviation Ltd.	191,918	2,464,661
JetBlue Airways Corp. (a)	2,796,800	55,824,128
Ryanair Holdings PLC sponsored ADR (a)	160,710	13,138,043
Southwest Airlines Co.	892,400	51,580,720
Spirit Airlines, Inc. (a)	655,100	34,202,771
United Continental Holdings, Inc. (a)	733,000	54,307,970
Wheels Up Partners Holdings LLC Series B unit (a)(c)(d)	1,843,115	4,994,842
Wizz Air Holdings PLC (a)	938,442	19,458,223
		275,696,415
Building Products - 0.0%
Johnson Controls International PLC	140,696	5,900,790
Electrical Equipment - 0.3%
AMETEK, Inc.	25,600	1,381,632
Eaton Corp. PLC	141,200	10,163,576
Emerson Electric Co.	134,300	8,071,430
Fortive Corp.	222,600	12,832,890
		32,449,528
Industrial Conglomerates - 0.9%
3M Co.	283,600	52,848,860
Honeywell International, Inc.	363,600	45,268,200
		98,117,060
Machinery - 1.2%
Caterpillar, Inc.	820,600	79,319,196
Cummins, Inc.	64,700	9,607,303
Deere & Co.	107,600	11,781,124
Illinois Tool Works, Inc.	104,400	13,781,844
Wabtec Corp.	68,700	5,504,244
Xylem, Inc.	212,200	10,211,064
		130,204,775
Road & Rail - 0.3%
Union Pacific Corp.	261,500	28,226,310
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	349,700	11,260,340

TOTAL INDUSTRIALS		713,099,595

INFORMATION TECHNOLOGY - 39.0%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	20,900	2,486,891
Infinera Corp. (a)	3,647,000	39,569,950
Palo Alto Networks, Inc. (a)	26,000	3,949,400
		46,006,241
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	39,600	2,949,012
Trimble, Inc. (a)	500,400	15,527,412
		18,476,424
Internet Software & Services - 10.8%
Actua Corp. (a)	975,218	13,360,487
Akamai Technologies, Inc. (a)	72,600	4,544,760
Alibaba Group Holding Ltd. sponsored ADR (a)	404,700	41,643,630
Alphabet, Inc.:
Class A (a)	482,970	408,075,842
Class C (a)	260,056	214,080,700
Apptio, Inc. Class A	150,100	1,949,799
Baidu.com, Inc. sponsored ADR (a)	6,800	1,184,084
Criteo SA sponsored ADR (a)(b)	114,087	5,359,807
eBay, Inc. (a)	899,600	30,496,440
Facebook, Inc. Class A (a)	2,503,858	339,372,913
GoDaddy, Inc. (a)	129,300	4,764,705
NAVER Corp.	2,693	1,842,179
New Relic, Inc. (a)	165,446	5,820,390
Nutanix, Inc.:
Class A (a)(b)	284,900	8,544,151
Class B	274,751	7,827,793
Shopify, Inc. Class A (a)	1,155,549	68,420,055
Tencent Holdings Ltd.	225,300	5,978,778
Twitter, Inc. (a)(b)	14,790	233,238
Wix.com Ltd. (a)	308,407	19,213,756
		1,182,713,507
IT Services - 2.6%
Cognizant Technology Solutions Corp. Class A (a)	303,900	18,012,153
IBM Corp.	82,600	14,853,132
MasterCard, Inc. Class A	799,200	88,279,632
PayPal Holdings, Inc. (a)	994,000	41,748,000
Visa, Inc. Class A	1,423,500	125,182,590
		288,075,507
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	1,367,800	19,778,388
Applied Materials, Inc.	69,500	2,517,290
ASML Holding NV	117,900	14,347,251
Broadcom Ltd.	200,736	42,341,244
Cavium, Inc. (a)	783,759	51,344,052
Cirrus Logic, Inc. (a)	746,100	40,349,088
Cree, Inc. (a)	1,119,866	30,393,163
Intel Corp.	114,000	4,126,800
KLA-Tencor Corp.	84,300	7,597,116
M/A-COM Technology Solutions Holdings, Inc. (a)	145,521	6,707,063
Mellanox Technologies Ltd. (a)	73,700	3,567,080
Micron Technology, Inc. (a)	301,200	7,060,128
NVIDIA Corp.	7,108,900	721,411,167
NXP Semiconductors NV (a)	67,900	6,980,799
Qorvo, Inc. (a)	77,400	5,116,140
Rambus, Inc. (a)	451,800	5,674,608
Silicon Laboratories, Inc. (a)	936,351	63,203,693
Skyworks Solutions, Inc.	44,078	4,179,035
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	423,600	13,330,692
Texas Instruments, Inc.	640,800	49,098,096
		1,099,122,893
Software - 9.3%
Activision Blizzard, Inc.	2,184,500	98,586,485
Adobe Systems, Inc. (a)	329,700	39,016,698
Appirio, Inc. (Escrow)	100,642	26,402
Atlassian Corp. PLC (a)	76,700	2,181,348
Autodesk, Inc. (a)	209,300	18,062,590
CyberArk Software Ltd. (a)	387,300	19,589,634
Electronic Arts, Inc. (a)	643,900	55,697,350
HubSpot, Inc. (a)	529,500	31,505,250
Intuit, Inc.	159,600	20,020,224
Microsoft Corp.	3,588,392	229,585,320
Oracle Corp.	332,800	14,173,952
Paylocity Holding Corp. (a)	62,900	2,217,854
Proofpoint, Inc. (a)	136,100	10,720,597
Red Hat, Inc. (a)	1,257,900	104,166,699
Salesforce.com, Inc. (a)	4,057,642	330,089,177
ServiceNow, Inc. (a)	156,900	13,637,748
Snap, Inc. Class A (a)	545,559	8,347,053
Zendesk, Inc. (a)	495,200	13,484,296
		1,011,108,677
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	4,275,065	585,641,154
Pure Storage, Inc. Class A (a)(b)	1,151,678	13,129,129
Samsung Electronics Co. Ltd.	5,336	9,040,719
Western Digital Corp.	30,020	2,307,938
		610,118,940

TOTAL INFORMATION TECHNOLOGY		4,255,622,189

MATERIALS - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	355,600	11,172,952
E.I. du Pont de Nemours & Co.	410,000	32,201,400
LyondellBasell Industries NV Class A	42,200	3,850,328
Monsanto Co.	255,791	29,116,690
Praxair, Inc.	62,500	7,419,375
The Dow Chemical Co.	406,300	25,296,238
The Mosaic Co.	87,500	2,729,125
The Scotts Miracle-Gro Co. Class A	449,721	40,758,214
		152,544,322
Construction Materials - 0.0%
Eagle Materials, Inc.	16,900	1,752,699

TOTAL MATERIALS		154,297,021

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	218,000	25,024,220
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	336,300	16,690,569
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	885,400	55,364,062

TOTAL TELECOMMUNICATION SERVICES		72,054,631

TOTAL COMMON STOCKS
(Cost $7,163,088,322)		10,688,139,781

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	16,248	2,225,976
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)	661,380	1,190,484
Series H (a)(c)	228,870	411,966
		1,602,450
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	22,157	680,311
Series D (a)(c)	19,064	619,172
		1,299,483
Media - 0.0%
Turn, Inc. Series E (a)(c)	205,882	1,465,386
TOTAL CONSUMER DISCRETIONARY		6,593,295
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(c)	195,094	2,928,361
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. Series B 0.00 (c)	921,285	2,588,811
UNITY Biotechnology, Inc. Series B 0.00% (c)	645,485	2,388,295
		4,977,106
HEALTH CARE - 0.5%
Biotechnology - 0.4%
10X Genomics, Inc. Series C (c)	593,543	2,332,624
Immunocore Ltd. Series A (a)(c)	18,504	4,934,482
Intarcia Therapeutics, Inc. Series EE 0.00% (c)	116,544	6,992,640
Moderna Therapeutics, Inc.:
Series E (c)	1,403,070	12,318,955
Series F (c)	1,538,270	13,506,011
RaNA Therapeutics LLC:
Series B (a)(c)	1,211,240	2,398,255
Series C (c)	566,997	1,122,654
		43,605,621
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	783,663	5,033,624
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)	163,914	432,733
Series B (a)(c)	532,720	1,406,381
		1,839,114
TOTAL HEALTH CARE		50,478,359
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	53,937	5,663,385
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	613,084	4,061,375
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	1,527,000	12,124,380
TOTAL INDUSTRIALS		21,849,140
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	2,105,094	691,418
Starry, Inc. Series B (c)	2,961,147	1,601,981
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	53,447,144
Series E, 8.00% (a)(c)	51,852	2,528,938
		58,269,481
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	209,665	6,006,630
Software - 0.2%
Appirio, Inc. Series E (Escrow)	704,496	179,055
Cloudera, Inc. Series F (a)(c)	113,172	3,462,611
Cloudflare, Inc. Series D 8.00% (a)(c)	344,325	1,855,912
Dataminr, Inc. Series D (a)(c)	442,241	3,167,109
Snap, Inc. Series F (a)(c)	545,559	8,347,053
Taboola.Com Ltd. Series E (a)(c)	331,426	4,658,192
		21,669,932
TOTAL INFORMATION TECHNOLOGY		85,946,043
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)	202,849	933,105

TOTAL CONVERTIBLE PREFERRED STOCKS		173,705,409

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	560,300	7,123,003
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (c)	130,754	1,009,421

TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,132,424

TOTAL PREFERRED STOCKS
(Cost $143,962,651)		181,837,833
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23 (c)
(Cost $64,000)	64,000	123,277
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.60% (f)	26,676,907	26,682,242
Fidelity Securities Lending Cash Central Fund 0.62% (f)(g)	102,597,398	102,617,918
TOTAL MONEY MARKET FUNDS
(Cost $129,287,355)		129,300,160
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $7,436,402,328)		10,999,401,051
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(71,901,244)
NET ASSETS - 100%		$10,927,499,807

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $232,040,914 or 2.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,354,488 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$2,658,004
Adimab LLC unit	9/17/14 - 6/5/15	$11,583,995
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
AppNexus, Inc. Series E	8/1/14	$4,200,051
Blue Apron Holdings, Inc. Series D	5/18/15	$2,599,998
Castle Creek Pharmaceuticals, LLC Class A-2	9/29/16	$4,458,630
Cloudera, Inc. Series F	2/5/14	$1,647,784
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,109,163
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE 0.00%	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$691,418
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$2,225,976
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neon Therapeutics, Inc. Series B 0.00	12/28/16	$2,588,811
NJOY, Inc.	2/14/14	$1,528,156
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
RaNA Therapeutics LLC Series C	12/22/16	$1,122,654
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Snap, Inc. Series F	3/25/15 - 2/12/16	$8,379,787
Space Exploration Technologies Corp. Class A	10/16/15	$8,722,089
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC unit	5/14/15	$17,704,966
Turn, Inc. Series E	12/30/13	$1,717,056
Turn, Inc. 1.48% 3/2/23	3/2/16	$64,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
UNITY Biotechnology, Inc. Series B 0.00%	10/14/16	$2,652,943
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,235,456
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,527
Fidelity Securities Lending Cash Central Fund	323,943
Total	$351,470

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,268,361,361	$2,247,616,426	$--	$20,744,935
Consumer Staples	648,771,936	629,793,729	16,049,846	2,928,361
Energy	254,756,327	254,756,327	--	--
Financials	308,038,681	280,696,205	17,734,820	9,607,656
Health Care	2,061,223,365	1,950,651,865	33,856,707	76,714,793
Industrials	734,948,735	697,814,648	--	37,134,087
Information Technology	4,341,568,232	4,233,442,163	30,500,677	77,625,392
Materials	154,297,021	154,297,021	--	--
Real Estate	25,024,220	25,024,220	--	--
Telecommunication Services	72,987,736	72,054,631	--	933,105
Corporate Bonds	123,277	--	--	123,277
Money Market Funds	129,300,160	129,300,160	--	--
Total Investments in Securities:	$10,999,401,051	$10,675,447,395	$98,142,050	$225,811,606

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$54,428,579
Level 2 to Level 1	$245,459,455

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$235,622,156
Net Realized Gain (Loss) on Investment Securities	(1,120,099)
Net Unrealized Gain (Loss) on Investment Securities	1,794,965
Cost of Purchases	6,283,728
Proceeds of Sales	(9,572)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(16,759,572)
Ending Balance	$225,811,606
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$1,794,695

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$123,277	Market approach	Conversion factor	2.0	Increase
Equities	225,688,329	Discounted cash flow	Discount rate	8.0% - 14.4% / 11.6%	Decrease
			Weighted average cost of capital (WACC)	11.5%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 19.4%	Decrease
			Probability rate	6.3% - 68.9% / 7.3%	Increase
		Market approach	Discount rate	3.0% - 50.0% / 19.1%	Decrease
			Transaction price	$0.54 - $330.00 / $51.22	Increase
			Premium rate	15.0% - 169.0% / 67.7%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 15.7%	Decrease
			Proxy discount	12.0%	Decrease
			Proxy premium	21.5% - 21.8% / 21.8%	Increase
			Tender price	$105.00	Increase
			Projected royalty	3.5%	Increase
		Market comparable	Price/Earnings multiple (P/E)	10.6	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 16.7 / 5.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.1	Increase
			Enterprise value/Gross profit multiple (EV/GP)	5.3	Increase
		Recovery value	Recovery value	0.0% - 0.3% / 0.3%	Increase
			Liquidity preference	$6.75 - $63.39 / $47.10	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $7,446,523,535. Net unrealized appreciation aggregated $3,552,877,516 of which $3,914,755,373 related to appreciated investment securities and $361,877,857 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

February 28, 2017

FEG-QTLY-0417
1.797938.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.3%
Tenneco, Inc.	115,544	$7,431
Visteon Corp. (a)	310,000	28,728
		36,159
Distributors - 0.8%
Pool Corp.	176,990	20,303
Diversified Consumer Services - 0.5%
Service Corp. International	462,180	14,203
Hotels, Restaurants & Leisure - 3.3%
Domino's Pizza, Inc.	117,300	22,265
Jack in the Box, Inc.	288,000	26,988
Las Vegas Sands Corp.	210,000	11,120
Wyndham Worldwide Corp.	320,000	26,637
		87,010
Household Durables - 1.6%
Leggett & Platt, Inc.	82,000	4,033
Newell Brands, Inc.	810,000	39,714
		43,747
Media - 3.4%
Interpublic Group of Companies, Inc.	1,379,234	33,240
Lions Gate Entertainment Corp. Class B (a)	468,096	11,693
Scripps Networks Interactive, Inc. Class A	365,000	29,481
Viacom, Inc. Class B (non-vtg.)	356,000	15,468
		89,882
Multiline Retail - 1.5%
Dollar General Corp.	240,000	17,525
Dollar Tree, Inc. (a)	300,000	23,004
		40,529
Specialty Retail - 7.3%
AutoZone, Inc. (a)	76,000	55,978
Foot Locker, Inc.	419,000	31,706
O'Reilly Automotive, Inc. (a)	228,500	62,083
Ross Stores, Inc.	644,325	44,188
		193,955
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	128,300	11,292
Hanesbrands, Inc.	750,000	15,008
VF Corp.	197,300	10,348
		36,648

TOTAL CONSUMER DISCRETIONARY		562,436

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Dr. Pepper Snapple Group, Inc.	310,200	28,985
Monster Beverage Corp. (a)	285,000	11,810
		40,795
Food Products - 2.7%
Campbell Soup Co.	268,000	15,906
Mead Johnson Nutrition Co. Class A	253,000	22,211
The Hershey Co.	319,100	34,574
		72,691
Personal Products - 1.5%
Coty, Inc. Class A	802,000	15,062
Estee Lauder Companies, Inc. Class A	207,000	17,150
Herbalife Ltd. (a)(b)	128,246	7,245
		39,457
Tobacco - 0.5%
Reynolds American, Inc.	194,396	11,969

TOTAL CONSUMER STAPLES		164,912

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	237,809	14,335
Oil, Gas & Consumable Fuels - 0.4%
Tesoro Corp. (b)	120,000	10,223

TOTAL ENERGY		24,558

FINANCIALS - 7.6%
Banks - 3.2%
Citizens Financial Group, Inc.	1,525,000	56,989
Huntington Bancshares, Inc.	1,265,000	17,887
Investors Bancorp, Inc.	730,000	10,680
		85,556
Capital Markets - 1.5%
MarketAxess Holdings, Inc.	37,900	7,399
Moody's Corp.	112,000	12,473
S&P Global, Inc.	150,000	19,421
		39,293
Diversified Financial Services - 0.6%
Valvoline, Inc. (b)	713,000	15,985
Insurance - 2.3%
AmTrust Financial Services, Inc.	773,000	17,779
Aon PLC	113,500	13,126
Arch Capital Group Ltd. (a)	192,000	18,157
Progressive Corp.	320,000	12,538
		61,600

TOTAL FINANCIALS		202,434

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 3.5%
Edwards Lifesciences Corp. (a)	329,100	30,949
Intuitive Surgical, Inc. (a)	39,600	29,185
ResMed, Inc.	471,100	33,933
		94,067
Health Care Providers & Services - 6.0%
Aetna, Inc.	21,000	2,704
AmerisourceBergen Corp.	339,157	31,036
Cardinal Health, Inc.	278,000	22,621
Cigna Corp.	35,000	5,212
HCA Holdings, Inc. (a)	280,000	24,427
Henry Schein, Inc. (a)	119,666	20,530
Laboratory Corp. of America Holdings (a)	129,400	18,408
MEDNAX, Inc. (a)	277,979	19,789
Universal Health Services, Inc. Class B	126,000	15,826
		160,553
Health Care Technology - 1.6%
Cerner Corp. (a)	749,801	41,269
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. (a)	328,200	28,544
Illumina, Inc. (a)	173,000	28,960
Mettler-Toledo International, Inc. (a)	72,800	34,669
		92,173
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (a)	128,066	16,984

TOTAL HEALTH CARE		405,046

INDUSTRIALS - 16.8%
Aerospace & Defense - 3.4%
Huntington Ingalls Industries, Inc.	220,000	48,070
TransDigm Group, Inc.	165,344	42,030
		90,100
Airlines - 1.4%
Alaska Air Group, Inc.	249,000	24,357
JetBlue Airways Corp. (a)	670,000	13,373
		37,730
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	385,000	17,256
Electrical Equipment - 1.6%
Acuity Brands, Inc.	130,500	27,575
AMETEK, Inc.	300,000	16,191
		43,766
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	173,781	36,355
Machinery - 2.5%
IDEX Corp.	225,000	20,743
Toro Co.	340,000	20,471
Wabtec Corp.	330,000	26,440
		67,654
Professional Services - 2.6%
Dun & Bradstreet Corp.	47,301	4,992
Equifax, Inc.	455,000	59,655
Verisk Analytics, Inc. (a)	55,218	4,579
		69,226
Trading Companies & Distributors - 3.3%
Fastenal Co.	713,700	35,706
MSC Industrial Direct Co., Inc. Class A	220,000	22,130
United Rentals, Inc. (a)	236,000	30,215
		88,051

TOTAL INDUSTRIALS		450,138

INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 0.8%
F5 Networks, Inc. (a)	141,000	20,201
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	360,600	24,957
Internet Software & Services - 3.6%
Akamai Technologies, Inc. (a)	406,465	25,445
LogMeIn, Inc.	179,807	16,497
VeriSign, Inc. (a)(b)	665,940	54,920
		96,862
IT Services - 7.9%
Amdocs Ltd.	310,000	18,802
Broadridge Financial Solutions, Inc.	24,604	1,706
Fiserv, Inc. (a)	370,000	42,698
FleetCor Technologies, Inc. (a)	152,100	25,857
Genpact Ltd.	300,128	7,275
Global Payments, Inc.	340,000	27,095
Paychex, Inc.	582,500	35,777
Total System Services, Inc.	960,000	52,301
		211,511
Semiconductors & Semiconductor Equipment - 5.5%
Broadcom Ltd.	68,500	14,449
KLA-Tencor Corp.	467,000	42,086
Lam Research Corp.	166,000	19,678
NXP Semiconductors NV (a)	349,500	35,932
Skyworks Solutions, Inc.	361,000	34,226
		146,371
Software - 5.3%
Adobe Systems, Inc. (a)	99,000	11,716
Check Point Software Technologies Ltd. (a)	253,000	25,024
Citrix Systems, Inc. (a)	390,000	30,791
Electronic Arts, Inc. (a)	702,000	60,723
Intuit, Inc.	75,000	9,408
Workday, Inc. Class A (a)	33,500	2,778
		140,440

TOTAL INFORMATION TECHNOLOGY		640,342

MATERIALS - 3.8%
Chemicals - 2.8%
CF Industries Holdings, Inc.	784,000	24,633
Eastman Chemical Co.	93,755	7,524
Sherwin-Williams Co.	36,000	11,107
The Scotts Miracle-Gro Co. Class A	182,000	16,495
Valspar Corp.	136,990	15,236
		74,995
Containers & Packaging - 1.0%
Ball Corp.	349,800	25,721

TOTAL MATERIALS		100,716

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
CoreSite Realty Corp.	139,630	12,576
Digital Realty Trust, Inc.	138,100	14,915
Equinix, Inc.	34,500	12,974
Equity Lifestyle Properties, Inc.	85,457	6,804
Extra Space Storage, Inc.	333,000	26,370
		73,639
TOTAL COMMON STOCKS
(Cost $2,426,213)		2,624,221

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.60% (c)	46,305,286	46,315
Fidelity Securities Lending Cash Central Fund 0.62% (c)(d)	68,460,717	68,474
TOTAL MONEY MARKET FUNDS
(Cost $114,790)		114,789
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $2,541,003)		2,739,010
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(70,635)
NET ASSETS - 100%		$2,668,375

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$62
Fidelity Securities Lending Cash Central Fund	193
Total	$255

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,541,013,000. Net unrealized appreciation aggregated $197,997,000, of which $251,771,000 related to appreciated investment securities and $53,774,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

February 28, 2017

NMF-QTLY-0417
1.797943.113

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.6%
Magna International, Inc. Class A (sub. vtg.)	274,500	$11,737
Tenneco, Inc.	134,200	8,630
		20,367
Automobiles - 1.3%
Fiat Chrysler Automobiles NV (a)	1,444,600	15,847
General Motors Co.	442,700	16,309
Tesla, Inc. (a)	39,000	9,750
		41,906
Distributors - 0.6%
Pool Corp.	160,400	18,399
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	1,094,000	39,100
Domino's Pizza, Inc.	39,200	7,441
Noodles & Co. (a)(b)	1,142,458	4,341
Whitbread PLC	227,498	10,798
		61,680
Household Durables - 1.1%
D.R. Horton, Inc.	550,700	17,622
Toll Brothers, Inc. (a)	474,813	16,210
		33,832
Internet & Direct Marketing Retail - 1.0%
Etsy, Inc. (a)	287,293	3,482
Priceline Group, Inc. (a)	16,000	27,586
		31,068
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)	66,000	4,317
Media - 0.5%
Charter Communications, Inc. Class A (a)	24,200	7,818
WME Entertainment Parent, LLC Class A unit (d)(e)	3,577,796	7,349
		15,167
Multiline Retail - 0.4%
Target Corp.	202,000	11,872
Specialty Retail - 2.3%
AutoZone, Inc. (a)	20,800	15,320
Citi Trends, Inc.	482,366	8,041
Tiffany & Co., Inc. (b)	330,000	30,317
TJX Companies, Inc.	265,000	20,789
		74,467
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA (b)	822,600	16,933
Hermes International SCA (b)	22,100	9,644
		26,577

TOTAL CONSUMER DISCRETIONARY		339,652

CONSUMER STAPLES - 4.4%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	278,000	27,908
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	155,900	27,622
Kroger Co.	643,300	20,457
		48,079
Food Products - 1.6%
Amira Nature Foods Ltd. (a)(b)	1,082,352	5,877
Amplify Snack Brands, Inc. (a)(b)	1,451,372	14,543
Associated British Foods PLC	311,700	10,130
Greencore Group PLC	2,384,461	7,681
The Hershey Co.	121,131	13,125
		51,356
Personal Products - 0.4%
Coty, Inc. Class A	669,500	12,573

TOTAL CONSUMER STAPLES		139,916

ENERGY - 12.1%
Energy Equipment & Services - 1.3%
Helmerich & Payne, Inc. (b)	117,200	8,013
Oceaneering International, Inc.	585,052	16,569
Odfjell Drilling A/S (a)	5,127,100	8,623
TechnipFMC PLC (a)	325,600	10,523
		43,728
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	540,400	34,937
Antero Resources Corp. (a)	111,061	2,663
Cabot Oil & Gas Corp.	711,100	15,573
Chevron Corp.	517,000	58,163
Cimarex Energy Co.	126,300	15,878
ConocoPhillips Co.	990,400	47,113
Denbury Resources, Inc. (a)(b)	2,486,300	6,738
Diamondback Energy, Inc. (a)	215,500	21,735
Energy Transfer Equity LP	416,500	7,847
GasLog Ltd. (b)	759,641	11,736
Golar LNG Ltd. (b)	552,600	15,092
Legacy Reserves LP (a)	771,300	1,743
Southwestern Energy Co. (a)	510,600	3,835
The Williams Companies, Inc.	2,251,900	63,819
Whiting Petroleum Corp. (a)	479,700	5,205
Williams Partners LP	843,900	34,009
		346,086

TOTAL ENERGY		389,814

FINANCIALS - 21.6%
Banks - 9.9%
Bank of America Corp.	4,140,500	102,191
First Republic Bank	206,200	19,348
JPMorgan Chase & Co.	757,200	68,617
PNC Financial Services Group, Inc.	288,600	36,719
Regions Financial Corp.	1,990,200	30,390
SunTrust Banks, Inc.	424,112	25,230
U.S. Bancorp	621,000	34,155
		316,650
Capital Markets - 3.4%
Goldman Sachs Group, Inc.	92,900	23,045
KKR & Co. LP	1,235,604	22,278
Morgan Stanley	813,300	37,143
State Street Corp.	349,900	27,891
		110,357
Insurance - 6.3%
AIA Group Ltd.	2,385,200	15,071
American International Group, Inc.	705,000	45,064
Arch Capital Group Ltd. (a)	308,200	29,146
Chubb Ltd.	309,709	42,792
First American Financial Corp.	559,800	21,871
FNF Group	810,900	31,082
MetLife, Inc.	308,500	16,178
		201,204
Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp. Ltd.	425,968	8,746
MGIC Investment Corp. (a)	1,967,300	20,952
Radian Group, Inc.	1,919,923	35,730
		65,428

TOTAL FINANCIALS		693,639

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	1,857,500	45,602
DexCom, Inc. (a)	120,000	9,379
Teleflex, Inc.	55,800	10,668
The Cooper Companies, Inc.	106,441	21,197
		86,846
Health Care Providers & Services - 2.9%
Amplifon SpA	1,041,550	11,156
Premier, Inc. (a)	239,400	7,524
Teladoc, Inc. (a)(b)	191,300	4,218
UnitedHealth Group, Inc.	301,900	49,928
Universal Health Services, Inc. Class B	154,000	19,342
		92,168
Health Care Technology - 1.0%
Cerner Corp. (a)	231,200	12,725
HealthStream, Inc. (a)	425,610	10,415
Medidata Solutions, Inc. (a)	165,500	9,255
		32,395
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	377,200	19,350
Eurofins Scientific SA	128,400	54,860
Illumina, Inc. (a)	67,300	11,266
		85,476
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	724,193	20,784
Prestige Brands Holdings, Inc. (a)	300,000	16,986
		37,770

TOTAL HEALTH CARE		334,655

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	168,000	31,888
KEYW Holding Corp. (a)(b)	1,870,537	18,556
Northrop Grumman Corp.	70,700	17,469
Space Exploration Technologies Corp. Class A (a)(d)	40,909	4,295
Teledyne Technologies, Inc. (a)	112,800	14,823
Textron, Inc.	281,700	13,324
TransDigm Group, Inc.	51,200	13,015
		113,370
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	244,600	19,659
Expeditors International of Washington, Inc.	205,000	11,558
FedEx Corp.	127,600	24,624
Hub Group, Inc. Class A (a)	207,916	10,500
PostNL NV (a)	1,797,500	7,842
		74,183
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	283,900	12,724
Stericycle, Inc. (a)	125,800	10,426
U.S. Ecology, Inc.	193,056	9,798
		32,948
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	281,544	15,882
Electrical Equipment - 0.4%
Melrose Industries PLC	4,653,496	12,314
Machinery - 1.1%
Flowserve Corp.	158,200	7,348
Kennametal, Inc.	219,200	8,130
Pentair PLC	160,200	9,301
Rational AG	21,300	9,750
		34,529
Road & Rail - 0.5%
Genesee & Wyoming, Inc. Class A (a)	227,300	16,852
Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc. Class A (a)	294,100	10,141
United Rentals, Inc. (a)	215,900	27,642
		37,783

TOTAL INDUSTRIALS		337,861

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 3.1%
Brocade Communications Systems, Inc.	1,073,600	13,216
Cisco Systems, Inc.	2,237,900	76,491
Juniper Networks, Inc.	392,700	10,996
		100,703
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	280,182	19,391
CDW Corp.	226,900	13,364
IPG Photonics Corp. (a)	149,000	17,627
Keysight Technologies, Inc. (a)	290,000	10,904
		61,286
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	261,100	16,345
Alphabet, Inc.:
Class A (a)	18,300	15,462
Class C (a)	17,700	14,571
Endurance International Group Holdings, Inc. (a)	1,110,200	9,437
Facebook, Inc. Class A (a)	182,800	24,777
GoDaddy, Inc. (a)(b)	489,700	18,045
LogMeIn, Inc.	35,623	3,268
		101,905
IT Services - 4.2%
First Data Corp. (f)	1,067,762	17,191
First Data Corp. Class A (a)	1,372,000	22,089
FleetCor Technologies, Inc. (a)	74,400	12,648
Leidos Holdings, Inc.	283,683	15,120
PayPal Holdings, Inc. (a)	557,200	23,402
Visa, Inc. Class A	500,600	44,023
		134,473
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom Ltd.	106,600	22,485
KLA-Tencor Corp.	196,100	17,673
Linear Technology Corp.	155,800	10,062
Maxim Integrated Products, Inc.	302,200	13,387
Qualcomm, Inc.	556,400	31,425
Xilinx, Inc.	157,800	9,282
		104,314
Software - 2.4%
ANSYS, Inc. (a)	131,500	14,039
Aspen Technology, Inc. (a)	531,000	30,872
Citrix Systems, Inc. (a)	207,300	16,366
Mobileye NV (a)	330,000	15,022
Trion World, Inc. (a)(d)	1,062,359	0
Trion World, Inc.:
warrants 8/10/17 (a)(d)	28,722	0
warrants 10/3/18 (a)(d)	42,310	0
		76,299
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	315,700	43,248

TOTAL INFORMATION TECHNOLOGY		622,228

MATERIALS - 2.8%
Chemicals - 1.3%
Albemarle Corp. U.S.	106,600	10,821
Potash Corp. of Saskatchewan, Inc.	514,800	8,930
PPG Industries, Inc.	206,000	21,101
		40,852
Construction Materials - 0.1%
Forterra, Inc.	206,100	4,087
Metals & Mining - 1.4%
Franco-Nevada Corp.	143,800	9,269
Freeport-McMoRan, Inc. (a)	838,200	11,232
Newcrest Mining Ltd.	541,982	9,200
Novagold Resources, Inc. (a)(b)	2,591,580	13,697
		43,398

TOTAL MATERIALS		88,337

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Cousins Properties, Inc.	901,553	7,708
Parkway, Inc.	112,694	2,364
VEREIT, Inc.	471,400	4,276
		14,348
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	414,300	11,476

TOTAL REAL ESTATE		25,824

UTILITIES - 3.4%
Electric Utilities - 3.4%
Alliant Energy Corp.	409,800	16,179
Duke Energy Corp.	251,600	20,770
Exelon Corp.	454,100	16,670
IDACORP, Inc.	260,800	21,628
OGE Energy Corp.	265,200	9,767
Xcel Energy, Inc.	557,200	24,355
		109,369
TOTAL COMMON STOCKS
(Cost $2,505,317)		3,081,295

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)
(Cost $756)	10,300	773
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (d)(g)	401	169
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	9,250	5,041
TOTAL CORPORATE BONDS
(Cost $8,460)		5,210
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels- 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $5,578)	5,578,436	5,578

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 0.60% (h)	124,922,061	124,947
Fidelity Securities Lending Cash Central Fund 0.62% (h)(i)	85,625,011	85,642
TOTAL MONEY MARKET FUNDS
(Cost $210,583)		210,589
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,730,694)		3,303,445
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(94,906)
NET ASSETS - 100%		$3,208,539

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,708,000 or 0.7% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,232,000 or 0.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$6,956
Space Exploration Technologies Corp. Class A	4/8/16	$3,944
Trion World, Inc.	8/22/08 - 3/20/13	$5,799
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 10/10/16	$401
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$5,578
WME Entertainment Parent, LLC Class A unit	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$79
Fidelity Securities Lending Cash Central Fund	149
Total	$228

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$339,652	$327,986	$--	$11,666
Consumer Staples	139,916	139,916	--	--
Energy	389,814	389,814	--	--
Financials	693,639	693,639	--	--
Health Care	335,428	335,428	--	--
Industrials	337,861	333,566	--	4,295
Information Technology	622,228	622,228	--	--
Materials	88,337	88,337	--	--
Real Estate	25,824	25,824	--	--
Utilities	109,369	109,369	--	--
Corporate Bonds	5,210	--	5,041	169
Other	5,578	--	--	5,578
Money Market Funds	210,589	210,589	--	--
Total Investments in Securities:	$3,303,445	$3,276,696	$5,041	$21,708

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 28, 2017, the cost of investment securities for income tax purposes was $2,729,738,000. Net unrealized appreciation aggregated $573,707,000 of which $742,486,000 related to appreciated investment securities and $168,779,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017